Property, plant and equipment - Depreciation and narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	$ 422	$ 419	$ 445
Write-downs (reversals of write-downs) of property, plant and equipment	31	10	44
Cost of sales
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	412	411	436
General and administration expenses
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	$ 10	$ 8	$ 9